Portfolio of Investments – as of September 30, 2023 (Unaudited)
Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 96.8% of Net Assets
	Aerospace & Defense — 2.0%
89,147	Boeing Co.(a)	$17,087,697
	Air Freight & Logistics — 0.6%
45,946	Expeditors International of Washington, Inc.	5,266,790
	Automobile Components — 0.5%
98,412	Mobileye Global, Inc., Class A(a)	4,089,019
	Automobiles — 3.8%
457,800	General Motors Co.	15,093,666
70,408	Tesla, Inc.(a)	17,617,490
		32,711,156
	Banks — 3.6%
286,105	Citigroup, Inc.	11,767,499
471,900	Wells Fargo & Co.	19,281,834
		31,049,333
	Beverages — 2.4%
12,604	Boston Beer Co., Inc., Class A(a)	4,909,636
297,222	Monster Beverage Corp.(a)	15,737,905
		20,647,541
	Biotechnology — 2.5%
52,478	Alnylam Pharmaceuticals, Inc.(a)	9,293,854
59,371	CRISPR Therapeutics AG(a)	2,694,850
12,142	Regeneron Pharmaceuticals, Inc.(a)	9,992,380
		21,981,084
	Broadline Retail — 4.3%
47,634	Alibaba Group Holding Ltd., ADR(a)	4,131,773
259,607	Amazon.com, Inc.(a)	33,001,242
		37,133,015
	Building Products — 1.3%
214,800	Masco Corp.	11,481,060
	Capital Markets — 11.1%
256,545	Charles Schwab Corp.	14,084,320
14,508	FactSet Research Systems, Inc.	6,343,768
36,400	Goldman Sachs Group, Inc.	11,777,948
175,800	Intercontinental Exchange, Inc.	19,341,516
322,800	KKR & Co., Inc.	19,884,480
12,003	MSCI, Inc.	6,158,499
90,550	SEI Investments Co.	5,453,827
195,500	State Street Corp.	13,090,680
		96,135,038
	Consumer Finance — 5.6%
568,400	Ally Financial, Inc.	15,164,912
82,400	American Express Co.	12,293,256
210,985	Capital One Financial Corp.	20,476,094
		47,934,262
	Consumer Staples Distribution & Retail — 1.8%
342,500	Kroger Co.	15,326,875
	Entertainment — 4.2%
41,564	Netflix, Inc.(a)	15,694,567
117,084	Walt Disney Co.(a)	9,489,658
990,500	Warner Bros. Discovery, Inc.(a)	10,756,830
		35,941,055
	Financial Services — 4.3%
69,835	Block, Inc.(a)	3,090,897
119,100	Fiserv, Inc.(a)	13,453,536
65,185	PayPal Holdings, Inc.(a)	3,810,715
71,114	Visa, Inc., Class A	16,356,931
		36,712,079
Shares	Description	Value (†)
	Health Care Equipment & Supplies — 1.3%
194,600	Baxter International, Inc.	$7,344,204
13,655	Intuitive Surgical, Inc.(a)	3,991,220
		11,335,424
	Health Care Providers & Services — 0.8%
28,000	HCA Healthcare, Inc.	6,887,440
	Health Care Technology — 1.3%
221,241	Doximity, Inc., Class A(a)	4,694,734
33,593	Veeva Systems, Inc., Class A(a)	6,834,496
		11,529,230
	Hotels, Restaurants & Leisure — 1.9%
77,606	Starbucks Corp.	7,083,100
97,784	Yum China Holdings, Inc.	5,448,524
30,858	Yum! Brands, Inc.	3,855,399
		16,387,023
	Insurance — 1.7%
69,500	Willis Towers Watson PLC	14,522,720
	Interactive Media & Services — 8.9%
315,765	Alphabet, Inc., Class A(a)	41,321,008
38,859	Alphabet, Inc., Class C(a)	5,123,559
101,991	Meta Platforms, Inc., Class A(a)	30,618,718
		77,063,285
	IT Services — 0.6%
95,634	Shopify, Inc., Class A(a)	5,218,747
	Life Sciences Tools & Services — 2.2%
36,873	Illumina, Inc.(a)	5,061,925
72,800	IQVIA Holdings, Inc.(a)	14,323,400
		19,385,325
	Machinery — 0.3%
7,548	Deere & Co.	2,848,464
	Media — 5.0%
57,710	Charter Communications, Inc., Class A(a)	25,382,012
401,980	Comcast Corp., Class A	17,823,793
		43,205,805
	Oil, Gas & Consumable Fuels — 5.9%
340,941	APA Corp.	14,012,675
167,900	ConocoPhillips	20,114,420
133,538	EOG Resources, Inc.	16,927,277
		51,054,372
	Pharmaceuticals — 1.7%
36,741	Novartis AG, ADR	3,742,438
74,740	Novo Nordisk AS, ADR	6,796,856
111,057	Roche Holding AG, ADR	3,768,164
		14,307,458
	Real Estate Management & Development — 1.7%
200,000	CBRE Group, Inc., Class A(a)	14,772,000
	Semiconductors & Semiconductor Equipment — 4.7%
95,462	ARM Holdings PLC, ADR(a)	5,109,126
66,741	NVIDIA Corp.	29,031,668
55,443	QUALCOMM, Inc.	6,157,499
		40,298,293
	Software — 9.0%
56,927	Autodesk, Inc.(a)	11,778,766
37,931	Microsoft Corp.	11,976,713
243,523	Oracle Corp.	25,793,956
99,434	Salesforce, Inc.(a)	20,163,226
36,629	Workday, Inc., Class A(a)	7,869,741
		77,582,402

Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.3%
364,570	Under Armour, Inc., Class A(a)	$2,497,305
	Tobacco — 1.5%
306,400	Altria Group, Inc.	12,884,120
	Total Common Stocks (Identified Cost $647,795,575)	835,275,417

Principal Amount
Short-Term Investments — 3.2%
$27,317,689	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2023 at 2.500% to be repurchased at $27,323,380 on 10/02/2023 collateralized by $28,082,500 U.S. Treasury Note, 0.750% due 8/31/2026 valued at $25,005,817 including accrued interest; $3,149,100 U.S. Treasury Note, 1.375% due 8/31/2026 valued at $2,858,306 including accrued interest(b) (Identified Cost $27,317,689)	27,317,689
	Total Investments — 100.0% (Identified Cost $675,113,264)	862,593,106
	Other assets less liabilities — 0.0%	319,867
	Net Assets — 100.0%	$862,912,973

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's net asset value ("NAV") is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$835,275,417	$—	$—	$835,275,417
Short-Term Investments	—	27,317,689	—	27,317,689
Total Investments	$835,275,417	$27,317,689	$—	$862,593,106

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2023 (Unaudited)
Capital Markets	11.1%
Software	9.0
Interactive Media & Services	8.9
Oil, Gas & Consumable Fuels	5.9
Consumer Finance	5.6
Media	5.0
Semiconductors & Semiconductor Equipment	4.7
Broadline Retail	4.3
Financial Services	4.3
Entertainment	4.2
Automobiles	3.8
Banks	3.6
Biotechnology	2.5
Beverages	2.4
Life Sciences Tools & Services	2.2
Aerospace & Defense	2.0
Other Investments, less than 2% each	17.3
Short-Term Investments	3.2
Total Investments	100.0
Other assets less liabilities	0.0
Net Assets	100.0%